PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.      PROPERTY AND EQUIPMENT

	2010	2011
	RMB	RMB
Land and building	193,767	193,767
Leasehold improvements	12,778	11,462
Electronic equipment	80,417	84,074
Furniture and fixtures	10,276	10,148
Motor vehicles	4,764	4,088
Other assets	9,109	11,317
Less: Accumulated depreciation	(108,412)	(122,736)
Net book value	202,699	192,120

Depreciation expense was RMB28,877, RMB27,326 and RMB26,389 for the years ended December 31, 2009, 2010 and 2011, respectively. Loss due to disposal of fixed assets was RMB94, RMB61 and RMB141 for the years ended December 31, 2009, 2010 and 2011, respectively.